Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Addition to the Transactions Disclosed Elsewhere in these Consolidated Financial Statements
(A)	In addition to the transactions disclosed elsewhere in these consolidated financial statements, the Group had the following transactions with related parties during the years:

		For the year ended December 31,
	Notes	2021	2022	2023
		US$	US$	US$
Capital market solutions services rendered to fellow subsidiaries	(i)	148	3	—

Capital market solutions services rendered to related companies controlled by a director of the Company	(i)	—	1,149	—

Capital market solutions services rendered to former fellow subsidiaries	(i)	13,417	—	—

		For the year ended December 31,
	Notes	2021	2022	2023
		US$	US$	US$
Management fee paid to immediate holding company	(i)	19	18	—

Investment advisory fee paid to a fellow subsidiary	(i)	23	21	—

Insurance commission paid to a fellow subsidiary	(i)	7	—	—

Insurance commission received from immediate holding company and a fellow subsidiary	(i)	—	4	48

Digital solutions and other services income from immediate holding company	(i)	—	1,592	2,554

Fashion, arts and luxury media advertising and marketing services from immediate holding company	(i)	—	2,888	2,726

Acquisition of investment from immediate holding company	(ii)(a)	20,930	—	—

Acquisition of investments from fellow subsidiaries	(ii)(b)	1,481	—	—

Proceed of disposal of an investment to a former fellow subsidiary	(ii)(c)	48,573	—	—

Administrative service fee paid to immediate holding company	(iii)	3,087	3,767	4,597

Interest income from immediate holding company	(iv)	14,926	9,703	10,489

Stock loan interest income from a former fellow subsidiary	(i)	4	—	—

Recharge from/(to) immediate holding company
—Staff costs		2,841	4,084	—
—Premises cost		1,796	1,469	—

	(iii)	4,637	5,553	—

Treasury shares repurchased from immediate holding company	27	642,055	320,603	40,000

Perpetual securities redeemed from a former fellow subsidiary		598	—	—

Perpetual securities redeemed from a related company		4,594	—	—

Acquisition of AMTD Digital from immediate holding company and fellow subsidiaries	(ii)(d)	—	740,451	—

Acquisition of AMTD Assets from immediate holding company	(ii)(e)	—	—	268,000

Disposal of financial assets at fair value through profit or loss to immediate holding company	(ii)(f)	—	—	80,155

Schedule of Compensation of Key Management
(C)	Compensation of key management personnel of the Group:

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Short-term employee benefits	2,885	4,255	1,459
Other long-term benefit	7	13	6

	2,892	4,268	1,465